Business Combination (Details) - RM / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Business Combination [Line Items]
Ordinary shares	1
Percentage of issued	100.00%
ARB WMS [Member]
Business Combination [Line Items]
Ordinary shares		49,000
Ordinary shares per value (in Ringgits per share)		RM 1